Long-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Long-term investments
Schedule of changes in long-term investments

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance as of December 31, 2016	—	—	—
Investments made	2,000	8,821	10,821
Loss from equity method investments	—	(2,455)	(2,455)
Less: Impairment charges	(2,000)	—	(2,000)
Less: Foreign currency translation adjustments	—	73	73
Balance as of December 31, 2017	—	6,439	6,439
Investments made	35,000	19,259	54,259
Loss from equity method investments	—	(2,652)	(2,652)
Less: Foreign currency translation adjustments	—	(8)	(8)
Balance as of December 31, 2018	35,000	23,038	58,038